RELATED PARTY TRANSACTIONS (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Abstract]
Monthly management fees plus reimbursement expense		$ 65,000
Amounts payable to related parties	$ 0	0
Amounts receivable from related parties	0	0
Reimbursed expenses	$ 12,000
Termination fee		$ 1,600,000